Fair Value of Financial Instruments - Summary of Financial Instruments Designated At Fair Value Through Profit Or Loss (Detail) - CAD ($) $ in Millions	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022
Securities
Amortized cost	$ 122,102	$ 105,784	$ 106,590
Loans
Consumer instalment and other personal	104,357	84,184	86,103
Credit cards	11,063	9,841	9,663
Business and government	355,972	303,582	309,310
Deposits	875,443	787,376	769,478
Securitization and structured entities' liabilities	25,759	26,336	27,068
Other liabilities	62,535	44,488	45,332
Subordinated debt	8,195	$ 8,156	8,150
Fair Value [member]
Securities
Amortized cost	113,234		94,832
Not Carried At Fair Value [member] | At carrying value [member]
Securities
Amortized cost	122,102		106,590
Loans
Residential mortgages	165,546		148,569
Consumer instalment and other personal	103,642		85,612
Credit cards	10,730		9,387
Business and government	347,851		302,079
Loans net of allowance for loan losses	627,769		545,647
Deposits	841,602		742,419
Securitization and structured entities' liabilities	24,061		25,816
Other liabilities	4,061		4,088
Subordinated debt	8,195		8,150
Not Carried At Fair Value [member] | Fair Value [member]
Securities
Amortized cost	113,234		94,832
Loans
Residential mortgages	161,076		142,526
Consumer instalment and other personal	102,336		83,948
Credit cards	10,730		9,387
Business and government	347,243		300,173
Loans net of allowance for loan losses	621,385		536,034
Deposits	839,366		739,339
Securitization and structured entities' liabilities	23,505		24,989
Other liabilities	3,400		3,181
Subordinated debt	$ 7,996		$ 7,743